Consolidated and Combined Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Development Part One [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Fee and other income	$ 34,404	$ 11,515	$ 0